Federal Home Loan Bank Advances (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Federal Home Loan Bank Advances [Abstract]
Information Regarding FHLB Advances
The following table summarizes information relating to FHLB advances at or for the periods indicated:

	At or For the Year Ended
	2019	2018
	(Dollars in thousands)
FHLB Advances:
Average balance outstanding during the year	$77,049	$74,729
Maximum amount outstanding at any month-end during the year	$84,000	$98,000
Balance outstanding at end of year	$84,000	$70,000
Weighted average interest rate at end of year	2.32%	2.51%
Average cost of advances during the year	2.42%	2.13%
Weighted average contractual maturity (in months)	18	24

Required Payments over Next Five Years	Required payments over the next five years are as follows:

Amount
(In thousands)
2020	$33,500
2021	22,500
2022	18,000
2023	5,000
2024	5,000
$84,000